Pensions and other post-employment benefits - Other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net defined benefit
Total	€ 408	€ (343)	€ (424)
Defined benefit plans and post-retirement benefits plans
Net defined benefit
Return on plan assets, excluding amounts included in interest income	(482)	(76)	(4,646)
Gain/(loss) from change in demographic assumptions	163	55	(4)
(Loss)/gain from change in financial assumptions	613	(301)	4,534
Experience (loss)/gain	108	(26)	(320)
Change in asset ceiling, excluding amounts included in interest expense	6	5	12
Total	€ 408	€ (343)	€ (424)